Financial Items	12 Months Ended
Dec. 31, 2018
Disclosure of additional information [Abstract]
Financial Items
Financial Items

Financial Items
($ millions)	2018	2017
Foreign exchange
Non-cash working capital gains	(3)	(3)
Other foreign exchange gains (losses)	17	(3)
Net foreign exchange gains (losses)	14	(6)
Finance income	64	37
Finance expenses
Long-term debt	(320)	(342)
Contribution payable (note 11)	—	(2)
Other	(5)	(4)
	(325)	(348)
Interest capitalized(1)	108	68
	(217)	(280)
Accretion of asset retirement obligations (note 16)	(97)	(112)
Finance expenses	(314)	(392)
Total Financial Items	(236)	(361)

(1)	Interest capitalized on project costs is calculated using the Company’s annualized effective interest rate of 5 percent (2017 – 5 percent).